STOCK-BASED COMPENSATION (Details) - Entity [Domain] $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares	Mar. 31, 2014 USD ($)	Mar. 31, 2015 USD ($) plan $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) plan $ / shares shares	Sep. 30, 2013 USD ($) $ / shares shares	Sep. 30, 2012 USD ($) $ / shares shares
Common-stock based award plan
Number of prior equity plans | plan				1		1
Compensation expense (in dollars) | $	$ 6,097		$ 5,794	$ 13,079	$ 12,804	$ 26,703	$ 23,271	$ 18,078
Excess tax benefit from stock-based compensation | $				$ 2,761	22,087	$ 26,616	9,820	3,303
Stock options
Common-stock based award plan
The period from the grant date after which options expire				10 years		10 years
Compensation expense (in dollars) | $	$ 1,908		1,989	$ 4,970	$ 5,642	$ 11,268	$ 11,512	$ 9,791
Option vesting rights (as a percent)						25.00%
Weighted-average assumptions utilized in determining the fair value of options
Risk-free interest rate (as a percent)				1.70%	1.60%	1.60%	0.70%	1.00%
Expected stock volatility (as a percent)				36.90%	52.60%	52.60%	53.90%	53.30%
Dividend yield (as a percent)				3.90%	3.10%	3.10%	1.10%	0.40%
Expected term				5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months
Weighted-average fair value of options granted (in dollars per share) | $ / shares		$ 16.39				$ 29.44	$ 23.80	$ 27.75
Options
Options outstanding at the beginning of the period (in shares)	2,931,000	2,629,000		2,629,000	3,991,000	3,991,000	4,690,000	4,589,000
Granted (in shares)				419,585		261,438	365,000	456,000
Exercised (in shares)	(20,000)			(124,000)		(1,613,000)	(1,057,000)	(314,000)
Forfeited/Expired (in shares)	(2,000)			(16,000)		(10,000)	(7,000)	(41,000)
Option outstanding at the end of the period (in shares)	2,909,000	2,931,000		2,909,000		2,629,000	3,991,000	4,690,000
Exercisable at the end of the period (in shares)	2,147,000			2,147,000		1,884,000	3,063,000	3,575,000
Shares available to grant						3,432,000	4,116,000	5,082,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 47.96	$ 43.46		$ 43.46	$ 34.12	$ 34.12	$ 29.56	$ 25.84
Granted (in dollars per share) | $ / shares				68.83		79.67	54.18	59.68
Exercised (in dollars per share) | $ / shares	51.38			21.56		26.08	20.68	17.24
Forfeited/Expired (in dollars per share) | $ / shares	76.68			68.59		68.82	52.32	42.21
Outstanding at the end of the period (in dollars per share) | $ / shares	47.91	$ 47.96		47.91		43.46	34.12	29.56
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 41.22			$ 41.22		$ 35.93	$ 28.48	$ 24.66
Stock options | Minimum
Common-stock based award plan
Vesting period						1 year
Stock options | Maximum
Common-stock based award plan
Vesting period						4 years
Restricted stock
Common-stock based award plan
Number of shares granted				275,250		230,375	307,000	244,000
Compensation expense (in dollars) | $	$ 4,189		$ 3,805	$ 8,109	$ 7,162	$ 15,435	$ 11,759	$ 8,287
Restricted stock | Minimum
Common-stock based award plan
Vesting period				3 years		3 years
Restricted stock | Maximum
Common-stock based award plan
Vesting period				6 years		6 years